Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 2	$ 52
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	1,600,000	3,800,000
Share-based compensation grant date fair value	$ 6	$ 15
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0	1,400,000
Share-based compensation grant date fair value		$ 2